Loans and Allowance for Credit Losses - Summary of Average Recorded Investment in Impaired Originated and ANCI Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	$ 143,280	$ 174,937	$ 146,132	$ 134,951	$ 162,293	$ 26,791	$ 6,795
ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,739	2,240	1,680	2,125	2,047	2,224	2,426
Commercial and Industrial | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	142,336	174,569	145,175	134,604	161,757	26,452	6,684
Commercial and Industrial | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment		584		389	432
Commercial and Industrial | General C&I | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	12,697	8,184	12,576	10,897	10,859	6,347
Commercial and Industrial | General C&I | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment		584		389	432
Commercial and Industrial | Energy Sector | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	129,639	166,385	132,599	123,707	150,898	20,105	6,684
Commercial Real Estate | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment							10
Commercial Real Estate | Income Producing | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment							10
Consumer | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	319	368	356	347	398	312	101
Consumer | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,381	1,230	1,312	1,299	1,206	1,528	1,162
Consumer | Residential Real Estate | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment						39	101
Consumer | Residential Real Estate | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,381	1,230	1,312	1,299	1,206	1,528	1,162
Consumer | Other | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	319	368	356	347	398	273
Small Business Lending | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	625		601		138	27
Small Business Lending | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	$ 358	$ 426	$ 368	$ 437	$ 409	$ 696	$ 1,264